CONSOLIDATED STATEMENTS OF OPERATIONS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue	¥ 11,432,274	¥ 10,322,068	¥ 9,782,448
Cost of revenue	(8,846,859)	(8,099,439)	(7,831,222)
Gross profit	2,585,415	2,222,629	1,951,226
Operating expenses
Selling and marketing expenses	(149,363)	(116,440)	(140,890)
General and administrative expenses	(897,867)	(917,877)	(965,982)
Research and development expenses	(32,700)	(36,319)	(38,159)
Impairment losses of long-lived assets	(1,561,235)	0	(3,013,416)
(Loss) income from continuing operations	(55,750)	1,151,993	(2,207,221)
Other income (expenses):
Interest income	154,041	89,780	94,008
Interest expenses	(1,788,898)	(1,924,631)	(1,936,537)
Foreign currency exchange (loss) gain, net	1,489	18,942	(1,573)
Government grants	30,944	27,253	84,410
Others, net	7,221	21,804	25,319
Gain on deconsolidation of subsidiaries	2,364,104
(Loss) income from continuing operations before income taxes and share of results of equity method investees	713,151	(614,859)	(3,941,594)
Income tax benefits (expenses)	(469,717)	(156,053)	15,577
Share of results of equity method investees	715,928
Net (loss) income from continuing operations	959,362	(770,912)	(3,926,017)
Discontinued operations
Loss from operations of discontinued operations, net of income taxes		(400,796)	(359,376)
Gain on deconsolidation of subsidiaries, net of nil income taxes		4,475,539
(Loss) income from discontinued operations		4,074,743	(359,376)
Net (loss) income	959,362	3,303,831	(4,285,393)
Net income from continuing operations attributable to non-controlling interests	(9,719)	(6,209)	(5,026)
Net (loss) income from continuing operations attributable to GDS Holdings Limited shareholders	949,643	(777,121)	(3,931,043)
Net loss from discontinued operations attributable to non-controlling interests		7,317	366
Net loss from discontinued operations attributable to redeemable non-controlling interests		120,447
Net (loss) income from discontinued operations attributable to GDS Holdings Limited shareholders		4,202,507	(359,010)
Net (loss) income attributable to GDS Holdings Limited shareholders	949,643	3,425,386	(4,290,053)
Cumulative dividend on redeemable preferred shares	(54,305)	(54,232)	(53,625)
Net (loss) income attributable to GDS Holdings Limited ordinary shareholders	¥ 895,338	¥ 3,371,154	¥ (4,343,678)
(Loss) income per Class A and Class B ordinary share
Continuing operations - Basic (in CNY per share)	¥ 0.59	¥ (0.52)	¥ (2.71)
Continuing operations - Diluted (in CNY per share)	0.55	(0.52)	(2.71)
Total - Basic (in CNY per share)	0.59	2.27	(2.96)
Discontinued operations - Basic (in CNY per share)		2.79	(0.25)
Discontinued operations - Diluted (in CNY per share)		2.79	(0.25)
Total - Diluted (in CNY per share)	¥ 0.55	¥ 2.27	¥ (2.96)
Weighted average number of ordinary share outstanding
Basic (in shares)	1,520,535,019	1,475,079,754	1,468,187,956
Diluted (in shares)	1,644,556,988	1,475,079,754	1,468,187,956